Share capital (Details 1) - Warrant [Member]	6 Months Ended
Jun. 30, 2018 $ / shares
Measurement Input, Exercise Price [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price	$ 0.55
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.01%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend rate	0.00%
Measurement Input, Expected Term [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected life	5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	72.00%